Income Taxes - Summary of Net Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Mar. 26, 2016	Mar. 28, 2015
Deferred tax assets:
Loss and tax credit carry forwards	$ 39,710	$ 42,619
Difference between book and tax basis of property and equipment	2,731	2,513
Interest expense limitations carry forward	10,697	9,069
Inventory allowances	417	529
Other reserves not currently deductible	807	850
Capital lease obligation	2,431	2,696
Expenses not currently deductible	667	378
Other	(175)	144
Net deferred tax asset before valuation allowance	57,285	58,798
Valuation allowance	(57,285)	(58,798)
Net deferred tax asset	$ 0	$ 0